Stock Options and Warrants - Series A and B Warrant Exercises - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 24, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013	Jul. 31, 2013	Mar. 12, 2013	Jan. 22, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised		64,113	39,295	16,954,822
Proceeds from exercise of warrants		$ 431,000	$ 339,000	$ 2,386,000
Expiration date of warrants			Oct. 24, 2013
Warrants exercisable price					$ 0.25		$ 30.00	$ 30.00
Series A and B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised			0
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised				200,000
Proceeds from exercise of warrants				$ 30,000
Warrants exercisable price	$ 0.15					$ 0.15
Warrants issued				200,000
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised		12,409	39,295	16,754,822
Proceeds from exercise of warrants		$ 83,388	$ 339,506	$ 2,356,000
Expiration date of warrants	Oct. 24, 2013		Oct. 24, 2013
Number of units issued	133,334			16,754,822
Series B Warrants [Member] | Co-Chairman and Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised				2,754,821
Series B Warrants [Member] | Company's Chief Scientific Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised				667,667
Series B Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants				$ 497,000